DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of the Company's derivative financial instruments as well as their classification on the balance sheet
The table below presents the fair value of the Company’s derivative financial instruments as well as their classification within the Company’s consolidated balance sheets as of December 31, 2015 and 2014 ($ in thousands):

	As of December 31,
	2015			2014
	Balance Sheet Location		Fair Value	Balance Sheet Location		Fair Value
Derivatives not designated as hedging instruments
Loan commitments	Assets of discontinued operations held for sale	(1)	$8,450	Assets of discontinued operations held for sale	(1)	$3,082
Forward sale commitments	Assets of discontinued operations held for sale	(1)	25	Assets of discontinued operations held for sale	(1)	116
MSR purchase commitment	Assets of discontinued operations held for sale	(1)	330	Assets of discontinued operations held for sale	(1)	—
Forward sale commitments	Liabilities of discontinued operations held for sale	(1)	(1,868)	Liabilities of discontinued operations held for sale	(1)	(1,528)
Total derivatives not designated as hedging instruments			$6,937			$1,670